UNITED STATES
SECURITY AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Quarter Ended: September 30, 2012

Institutional Investment Manager Filing this Report:
Name:                     Rosenblum-Silverman-Sutton
Address:                  1388 Sutter Street, Ste 725
                          San Francisco, CA 94109

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herin is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Report Type            13F HOLDINGS REPORT

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT OF 1934 BARBARA ROSENBLUM

Form 13F Summary Page
Report Summary:
Number of Other Included Manager 0
Form 13F Information Table Entry 58
Form 13F Information Table Value $146,128,901.00





					Value		Shr/Prn				Invstmnt		Other		Voting Authority
Name of Issuer	Title of Class		Cusip		x $1000		Amt		SH/PRN		Discrtn		Managers		Sole	Shared	None


Affiliated Mgrs Group	COM		008252108		1960		15935		SH		Sole		0		0	0	0
Alliance Data Systems 	COM		018581108		4921		34667		SH		Sole		0		0	0	0
Amazon.Com, Inc	COM		023135106		4287		16856		SH		Sole		0		0	0	0
American Tower Corp Cl A	COM		03027X100		2541		35599		SH		Sole		0		0	0	0
Apple Computer	COM		037833100		12093		18127		SH		Sole		0		0	0	0
Ashland Inc.	COM		044209104		2570		35900		SH		Sole		0		0	0	0
Babcock & Wilcox	COM		05615F102		1092		42875		SH		Sole		0		0	0	0
Baidu	COM		056752108		2413		20643		SH		Sole		0		0	0	0
Bankamerica Corp. New	COM		060505104		497		56285		SH		Sole		0		0	0	0
Bed Bath & Beyond	COM		075896100		3208		50925		SH		Sole		0		0	0	0
Buffalo Wild Wings	COM		119848109		3959		46175		SH		Sole		0		0	0	0
Cedar Fair LP Dep Unit	COM		150185106		870		26000		SH		Sole		0		0	0	0
Celgene Corp.	COM		151020104		2600		34025		SH		Sole		0		0	0	0
ChevronTexaco Corp	COM		166764100		3338		28637		SH		Sole		0		0	0	0
Chico's FAS Inc.	COM		168615102		2247		124050		SH		Sole		0		0	0	0
Cinemark Holdings Inc	COM		17243V102		2286		101925		SH		Sole		0		0	0	0
Coach Inc.	COM		189754104		3226		57580		SH		Sole		0		0	0	0
D.R. Horton Inc.	COM		23331a109		2591		125600		SH		Sole		0		0	0	0
Destination Maternity Corp.	COM		25065d100		793		42400		SH		Sole		0		0	0	0
Dollar Tree	COM		256746108		3386		70120		SH		Sole		0		0	0	0
EBAY Inc	COM		278642103		2213		45750		SH		Sole		0		0	0	0
EMC Corp - Mass	COM		268648102		3286		120486		SH		Sole		0		0	0	0
Expedia	COM		30212P105		548		9475		SH		Sole		0		0	0	0
Express Scripts Hldg Co.	COM		302182100		2828		45161		SH		Sole		0		0	0	0
Exxon Mobil Corporation	COM		30231G102		480		5252		SH		Sole		0		0	0	0
Ford Motor Co.	COM		345370860		2622		265927		SH		Sole		0		0	0	0
Freeport-Mcmoran Cp & Gold Cl B	COM		35671D857		1429		36100		SH		Sole		0		0	0	0
General Electric	COM		369604103		4278		188361		SH		Sole		0		0	0	0
Google Inc.	COM		38259P508		4805		6369		SH		Sole		0		0	0	0
Home Depot	COM		437076102		338		5600		SH		Sole		0		0	0	0
Hyatt Hotels	COM		448579102		3212		80000		SH		Sole		0		0	0	0
IHS Inc.	COM		451734107		952		9775		SH		Sole		0		0	0	0
Illumina Inc.	COM		452327109		4027		83564		SH		Sole		0		0	0	0
Intel Corp	COM		458140100		2518		111130		SH		Sole		0		0	0	0
IPC The Hospitalist Company	COM		44984A105		3916		85699		SH		Sole		0		0	0	0
JP Morgan Chase & Co.	COM		46625H100		1116		27573		SH		Sole		0		0	0	0
Kirby Corp	COM		497266106		590		10675		SH		Sole		0		0	0	0
Laboratory Corp. of American Hldg	COM		50540r409		952		10300		SH		Sole		0		0	0	0
Lululemon Athletica	COM		550021109		3342		45200		SH		Sole		0		0	0	0
Macy's Inc.	COM		55616p104 		3371		89600		SH		Sole		0		0	0	0
Mcgraw Hill Co.	COM		580645109		319		5849		SH		Sole		0		0	0	0
Microsoft	COM		594918104		1989		66835		SH		Sole		0		0	0	0
National Oilwell Varco Inc.	COM		637071101		2920		36455		SH		Sole		0		0	0	0
Nuance Communications Inc	COM		67020Y100		2630		105650		SH		Sole		0		0	0	0
NXP Semiconductors N.V.	COM		n6596x109		578		23125		SH		Sole		0		0	0	0
On Assignment Inc Com	COM		682159108		2405		120750		SH		Sole		0		0	0	0
Oracle Corp.	COM		68389X105		4876		154989		SH		Sole		0		0	0	0
Perrigo Co.	COM		714290103		1878		16170		SH		Sole		0		0	0	0
Petsmart Inc.	COM		716768106		433		6275		SH		Sole		0		0	0	0
Polypore International 	COM		73179V103		3679		104070		SH		Sole		0		0	0	0
Qualcomm Inc.	COM		747525103		963		15412		SH		Sole		0		0	0	0
Royal Dutch Shell PLC-ADR A	COM		780259206		372		5362		SH		Sole		0		0	0	0
Salesforce.com	COM		79466L302		448		2934		SH		Sole		0		0	0	0
Schlumberger Ltd	COM		806857108		258		3568		SH		Sole		0		0	0	0
Starbucks Corp	COM		855244109		1300		25634		SH		Sole		0		0	0	0
Thermo Fisher Scientific	COM		883556102		2921		49651		SH		Sole		0		0	0	0
United Technologies	COM		913017109		3738		47740		SH		Sole		0		0	0	0
Visa Inc.	COM		92826c839		6721		50049		SH		Sole		0		0	0	0